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                                     RULE 497(e)
                                     033-61122, 033-02460, 033-74092, 333-40309,
                                     333-00373, 333-90737,333-53836

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

                         SUPPLEMENT DATED MARCH 9, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2003


          Effective March 9, 2004, the subaccounts investing in the First American Large Cap Growth Portfolio (Class 1B) and First American Mid Cap Growth Portfolio (Class 1B), investment options under your Jefferson National Life Insurance Company variable annuity contract, were closed to new monies.


PLEASE USE THIS SUPPLEMENT WITH THE MAY 1, 2003 PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.


JNL-PROS-S-3.04